Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies.
Commitments and Contingencies

Note 13. Commitments and Contingencies

The Company is periodically involved in legal proceedings, legal actions and claims arising in the ordinary course of business. Management does not believe that there is any pending or threatened proceeding against the Company, which, if determined adversely, would have a material adverse effect on the Company’s business, results of operations, cash flows, or financial condition.

Note 11. Commitments and Contingencies

The Company is periodically involved in legal proceedings, legal actions and claims arising in the ordinary course of business. Management does not believe that there is any pending or threatened proceeding against the Company, which, if determined adversely, would have a material adverse effect on the Company’s business, results of operations, cash flows, or financial condition.

Phantom Stock Awards

In 2024, the Company had an authorized Phantom Equity Plan to grant phantom stock units to key employees of the Company as a means to provide deferred compensation. The Phantom Equity Payments (“Rights”) were cash settled and calculated by reference to the value of the Company as of the date of the award of such Rights as determined in accordance with the Plan. The maximum amount of all Rights authorized by the Plan was 10% of the Company’s total appreciation above the market value of the Company as determined in accordance with the Plan. Upon a payment event in accordance with the Plan, a participant’s right to any unvested Rights would terminate and be cancelled without any further payment. Rights would also terminate and be forfeited if the participant was terminated for cause.

The phantom stock awards were accounted for as a liability under ASC 718. As of December 31, 2023, the Company had a liability of $116 thousand related to the phantom stock awards. There were 55 thousand phantom stock awards granted, of which 25 thousand did not vest and were forfeited prior to January 1, 2024. In September 2024, the remaining 25 thousand vested phantom stock awards were exchanged for Class A common stock, at an exchange ratio of 4.11795:1, for 102,949 shares, as a result of the merger and recapitalization transaction with DeltaMax as described in Note 1. Upon recapitalization, the Phantom Equity Plan was terminated. During the years ended December 31, 2025 and 2024, the Company did not grant any phantom stock awards. At December 31, 2025 and 2024, there were no phantom stock awards outstanding.